Property and equipment (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Ifrs Statement [Line Items]
Depreciation of property and equipment	$ 340	$ 472
Impairment charges recognized in other non-operating expense	$ 451	$ 125